Organization and Description of Business (Detail)				3 Months Ended		12 Months Ended				26 Months Ended	36 Months Ended	46 Months Ended	57 Months Ended	60 Months Ended	71 Months Ended	74 Months Ended
	Mar. 31, 2021 ft² segment	Dec. 31, 2020 ft² segment	Oct. 01, 2018 USD ($)	Mar. 31, 2021 USD ($) ft² segment shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) ft² segment shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Feb. 16, 2017	Mar. 31, 2021 USD ($) ft² shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2020 ft² shares	Dec. 31, 2020 ft² shares	Mar. 31, 2021 ft² shares	Dec. 31, 2020 USD ($) ft² Building Property	Mar. 31, 2021 USD ($) ft² Property Building	Feb. 16, 2016	Mar. 01, 2015
Issuance of common stock under the DRIP, shares | shares				430,349	674,756	2,081,895	2,666,913	1,838,711			3,253,535	5,513,699	7,595,594	8,025,943
Issuance of common stock under the DRIP				$ 4,106,000	$ 6,437,000	$ 19,862,000	$ 25,533,000	$ 17,612,000			$ 31,021,000
Advisory agreement term									1 year
Number of Reportable Segments | segment	4	4		4		4
Number of properties acquired from unaffiliated parties | Property															89	89
Number of Buildings Acquired from Unaffiliated Parties | Building															94	94
GLA (Sq Ft) | ft²	4,871,000	4,863,000		4,871,000		4,863,000				4,871,000		4,863,000	4,863,000	4,871,000	4,863,000	4,871,000
Contract purchase price															$ 1,089,431,000	$ 1,092,381,000
Class T and Class I Common Stock
Subscriptions in offering of common stock received and accepted value											$ 754,118,000
Subscriptions in offering of common stock received and accepted shares | shares											75,639,681		75,639,681	75,639,681
Issuance of common stock under the DRIP, shares | shares				430,349	674,756	2,081,895	2,666,913	1,838,711
American Healthcare Investors
Ownership percentage in affiliate																	75.00%
Griffin Capital Corporation
Ownership percentage in affiliate																	25.00%
AHI Group Holdings, LLC
Ownership percentage in affiliate																	47.10%	47.10%
Colony Capital Inc.
Ownership percentage in affiliate																		45.10%
James F. Flaherty III
Ownership percentage in affiliate																		7.80%
DRIP S-3 Public Offering
Issuance of common stock under the DRIP, shares | shares						4,342,059				4,772,408
Issuance of common stock under the DRIP						$ 41,471,000				$ 45,577,000
Griffin-American Healthcare REIT IV, Inc. [Member]
Contract purchase price			$ 48,000,000
Joint venture ownership interest	6.00%	6.00%	6.00%	6.00%		6.00%				6.00%		6.00%	6.00%	6.00%	6.00%	6.00%